One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
MICHELLE WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

December 18, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 59 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 61 to the Registration Statement under the Investment Company Act of 1940, as amended. The filing is being made (i) in connection with Goldman Sachs Multi-Manager Alternatives Fund’s (the “Fund”) annual update to its registration statement to incorporate all supplements that were filed since February 28, 2017, including those reflecting the addition of new sub-advisers, (ii) to register Class R6 Shares of the Fund and (iii) to make certain other changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 415.262.4544.

Best regards,

/s/ Michelle Wong
Michelle Wong
Admitted in Massachusetts only